Flight Operation Expenses - Summary of Flight Operation Expenses (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Jet fuel costs	¥ 25,505	¥ 18,797	¥ 42,814
Flight personnel payroll and welfare	10,763	10,232	12,709
Air catering expenses	1,577	1,765	3,975
Civil Aviation Development Fund	1,059	0	2,332
Aircraft operating lease charges	920	977	1,412
Training expenses	690	857	1,142
Aircraft Insurance	184	191	192
Others	4,871	4,726	5,990
Flight operation expenses	¥ 45,569	¥ 37,545	¥ 70,566